Earnings per share (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Earnings Per Share

All figures in £ millions	Notes	2017	2016	2015
Earnings/(loss) for the year from continuing operations		408	(2,335)	(352)
Non-controlling interest		(2)	(2)	—

Earnings/(loss) from continuing operations		406	(2,337)	(352)
Profit for the year from discontinued operations	2	—	—	1,175

Earnings/(loss) attributable to equity holders of the company		406	(2,337)	823

Weighted average number of shares (millions)		813.4	814.8	813.3
Effect of dilutive share options (millions)		0.3	—	—
Weighted average number of shares (millions) for diluted earnings		813.7	814.8	813.3

Earnings/(loss) per share from continuing and discontinued operations
Basic		49.9p	(286.8)p	101.2p
Diluted		49.9p	(286.8)p	101.2p

Earnings/(loss) per share from continuing operations
Basic		49.9p	(286.8)p	(43.3)p
Diluted		49.9p	(286.8)p	(43.3)p

Earnings per share from discontinued operations
Basic		—	—	144.5p
Diluted		—	—	144.5p